Inventory - Biological assets (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) kg Plant item	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in biological assets [line items]
Loss on change in fair value of biological assets	$ (713,135)	$ (58,429)
Number of plants | Plant	49,269
Expected yield | kg	492.69
Number of seeds | item	156,073
Fair value
Disclosure of reconciliation of changes in biological assets [line items]
Balance, beginning of the period	$ 0	0
Requisition of raw materials from inventory	202,900
Capitalized costs	490,672
Loss on change in fair value of biological assets	(693,572)
Balance, end of the period	$ 0	$ 0